Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 29,721	$ 30,568	$ 45,565
Additions	2,576	3,142
Disposals	(120)	(63)
Change from the NSC/POSCO transaction (Note 5(b))		342
Sale of steelmaking coal business (Note 5(b))		(17,273)
Asset impairment		(1,015)
Depreciation and amortization	(1,843)	(2,441)
Transfers between classifications (c)	0	0
Changes in decommissioning, restoration and other provisions	(168)	30
Capitalized borrowing costs (Note 10)	23	66
Changes in foreign exchange rates	(1,315)	2,215
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,139	1,955	1,565
Additions	478	315
Disposals	(8)	(7)
Change from the NSC/POSCO transaction (Note 5(b))		0
Sale of steelmaking coal business (Note 5(b))		0
Asset impairment		0
Depreciation and amortization	0	0
Transfers between classifications (c)	(238)	0
Changes in decommissioning, restoration and other provisions	11	0
Capitalized borrowing costs (Note 10)	0	0
Changes in foreign exchange rates	(59)	82
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,453	4,879	14,270
Additions	13	1
Disposals	0	(4)
Change from the NSC/POSCO transaction (Note 5(b))		115
Sale of steelmaking coal business (Note 5(b))		(9,609)
Asset impairment		0
Depreciation and amortization	(274)	(396)
Transfers between classifications (c)	250	106
Changes in decommissioning, restoration and other provisions	(206)	39
Capitalized borrowing costs (Note 10)	0	0
Changes in foreign exchange rates	(209)	357
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	19,783	20,349	21,687
Additions	153	533
Disposals	(107)	(50)
Change from the NSC/POSCO transaction (Note 5(b))		105
Sale of steelmaking coal business (Note 5(b))		(4,214)
Asset impairment		(961)
Depreciation and amortization	(1,107)	(1,459)
Transfers between classifications (c)	1,381	3,217
Changes in decommissioning, restoration and other provisions	27	(9)
Capitalized borrowing costs (Note 10)	0	0
Changes in foreign exchange rates	(913)	1,500
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,743	2,030	3,682
Additions	232	846
Disposals	0	0
Change from the NSC/POSCO transaction (Note 5(b))		83
Sale of steelmaking coal business (Note 5(b))		(2,090)
Asset impairment		0
Depreciation and amortization	(462)	(586)
Transfers between classifications (c)	0	0
Changes in decommissioning, restoration and other provisions	0	0
Capitalized borrowing costs (Note 10)	0	0
Changes in foreign exchange rates	(57)	95
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,603	1,355	4,361
Additions	1,700	1,447
Disposals	(5)	(2)
Change from the NSC/POSCO transaction (Note 5(b))		39
Sale of steelmaking coal business (Note 5(b))		(1,360)
Asset impairment		(54)
Depreciation and amortization	0	0
Transfers between classifications (c)	(1,393)	(3,323)
Changes in decommissioning, restoration and other provisions	0	0
Capitalized borrowing costs (Note 10)	23	66
Changes in foreign exchange rates	(77)	181
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	44,391	44,028	68,889
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,139	1,955	1,565
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	6,752	6,988	20,693
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	29,389	29,313	32,532
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,508	4,417	9,738
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,603	1,355	4,361
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(14,670)	(13,460)	(23,324)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,299)	(2,109)	(6,423)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(9,606)	(8,964)	(10,845)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,765)	(2,387)	(6,056)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 0	$ 0	$ 0